Risk/Return Detail Data - FidelityFixed-IncomeActiveETFs-ComboPRO	Dec. 30, 2022
Risk/Return:
Registrant Name	Fidelity Merrimack Street Trust
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Corporate Bond ETF
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity® Corporate Bond ETF, Fidelity® Investment Grade Bond ETF, Fidelity® Investment Grade Securitized ETF, Fidelity® Limited Term Bond ETF, and Fidelity® Total Bond ETF December 30, 2022 Prospectus
FidelityFixed-IncomeActiveETFs-ComboPRO | Fidelity Corporate Bond ETF | Fidelity Corporate Bond ETF
Risk/Return:
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in investment-grade corporate bonds and other corporate debt securities and repurchase agreements for those securities.